Commitment and Contingencies - Lease Term and Discount Rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	5 years 10 months 24 days	6 years 3 months 18 days
Weighted average discount rate (percent)	3.30%	3.40%